EARNINGS PER SHARE	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Fair Value Disclosures [Abstract]
EARNINGS PER SHARE

NOTE 3 – EARNINGS PER SHARE

Basic earnings per share is computed by dividing net income available to common stockholders by the weighted average number of common shares outstanding during each period. Diluted earnings per share reflect the potential dilution that could occur if securities or other contracts to issue common stock were exercised or converted into common stock. For the three and six months ended June 30, 2013, 1,202,100 shares of common stock equivalents related to equity-based awards have not been included in the diluted per share calculation as the shares would be antidilutive. For the three and six months ended June 30, 2012, 632,213 shares of common stock equivalents related to equity-based awards have not been included in the diluted per share calculation as the shares would be antidilutive. The 3.25 % Convertible Senior Notes were not included in the computation of diluted earnings per share for the three and six months ended June 30, 2013 and 2012 because there is no excess value upon conversion over the principal amount of the Notes.

The effect of potentially dilutive stock outstanding as of June 30, 2013 and 2012 are as follows (in thousands, except per share data):

	Three months ended June 30, 2013			Six months ended June 30, 2013
	Income (Numerator)	Shares (Denominator)	Per-Share Amount	Income (Numerator)	Shares (Denominator)	Per-Share Amount
Basic EPS
Net income (loss) available to common stockholders	$(35,040)	99,833	$(0.35)	$(22,770)	94,918	$(0.24)
Effect of Dilutive Securities
Equity awards	—	—		—	—

Diluted EPS
Net income (loss) available to common stockholders	$(35,040)	99,833	$(0.35)	$(22,770)	94,918	$(0.24)

	Three months ended June 30, 2013			Six months ended June 30, 2012
	Income (Numerator)	Shares (Denominator)	Per-Share Amount	Income (Numerator)	Shares (Denominator)	Per-Share Amount
Basic EPS
Net income (loss) available to common stockholders	$22,973	89,631	$0.26	$26,948	89,611	$0.30
Effect of Dilutive Securities
Equity awards	—	102		—	166

Diluted EPS
Net income (loss) available to common stockholders	$22,973	89,733	$0.26	$26,948	89,777	$0.30

NOTE 4 – EARNINGS PER SHARE

Basic earnings per share is computed by dividing net income (loss) available to common shareholders by the weighted average number of common shares outstanding during each period. Diluted earnings per share reflect the potential dilution that could occur if securities or other contracts to issue common stock were exercised or converted into common stock. For the year ended December 31, 2012, 479,767 shares of common stock equivalents related to equity-based awards have not been included in the diluted per share calculation as the shares would be antidilutive. The 3.25% Convertible Senior Notes were not included in the computation of diluted earning per share for the years ended December 31, 2012, 2011, and 2010 because there is no excess value upon conversion over the principal amount of the Notes. For the year ended December 31, 2011, 1,059,228 shares of common stock equivalents related to convertible debt and 4,258 equity based awards have not been included in the diluted per share calculation as the shares would be antidilutive. For the year ended December 31, 2010, 1,296,231 common stock equivalents related to convertible debt and 496,291 options were not included in the computation of diluted per share calculations as the Company had recorded a net loss from continuing operations for the period.

The effect of potentially dilutive stock outstanding for the years ended December 31, 2012, and 2011 are as follows (in thousands, except per share data):

	Year ended December 31, 2012
	(In thousands except for EPS)
	Income (Numerator)	Shares (Denominator)	Per-Share Amount
Basic EPS
Net income available to common shareholders	$48,677	89,437	$0.54
Effect of Dilutive Securities
Equity awards	—	166

Diluted EPS
Net income available to common shareholders	$48,677	89,603	$0.54

	Year ended December 31, 2011
	(In thousands except for EPS)
	Income (Numerator)	Shares (Denominator)	Per-Share Amount
Basic EPS
Net income available to common shareholders	$93,499	89,383	$1.05
Effect of Dilutive Securities
Equity awards	—	342

Diluted EPS
Net income available to common shareholders	$93,499	89,725	$1.04